2. Basis of Presentation and Measurement and Consolidation	12 Months Ended
Dec. 31, 2016
Notes
2. Basis of Presentation and Measurement and Consolidation

2. BASIS OF PRESENTATION AND MEASUREMENT AND CONSOLIDATION

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated.